Rights of use of assets and lease liabilities (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Cost of biological assets	$ 33,754	$ 33,179
Costs [Member]
Statement [Line Items]
Amortization charge	2,507	2,167
General And Administrative Expenses [Member]
Statement [Line Items]
Amortization charge	1,081	739
Selling Expenses [Member]
Statement [Line Items]
Amortization charge	$ 975	$ 812